DERIVATIVE LIABILITIES (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Total derivative liability	$ (444,018,000)
Total long-term	(390,184,000)
EPA notes [Member]
Total derivative liability	(53,834,000)
Put Option [Member]
Total derivative liability	(238,679,000)
Notes [Member]
Total derivative liability	(135,872,000)
Warrants [Member]
Total derivative liability	$ (15,633,000)